Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Mar. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 1,351,950	$ 1,280,681
Restricted cash	232,498	488,715
Short-term investments - restricted	90,072	90,005
Accounts receivable, net of allowance for doubtful accounts	1,804,477	3,046,678
Work-in-progress	522,572	518,762
Inventory	103,788	92,663
Costs and estimated profits in excess of billings		849,241
Other current assets	420,002	231,923
Total current assets	4,525,359	6,598,668
PROPERTY AND EQUIPMENT, Net	23,508,323	23,831,680
OTHER ASSETS
Escrow cash reserves for contractual commitments	1,337,606	1,288,231
Loan costs, net	201,928	6,843
Intangible assets	314,266	258,666
Goodwill	214,090	214,090
Project development costs and other	72,000	89,540
Total other assets	2,139,890	1,857,370
TOTAL ASSETS	30,173,572	32,287,718
Total assets	30,173,572	32,287,718
CURRENT LIABILITIES
Accounts payable	1,465,170	2,499,522
Accrued liabilities	1,335,941	1,305,447
Deferred revenue - license arrangement and other	317,408	317,408
Current portion of notes payable	877,698	910,612
Derivative liabilities- interest rate swap		194,196
Current portion of nonrecourse debt	875,739	834,555
Total current liabilities	4,871,956	6,061,740
LONG-TERM LIABILITIES
Nonrecourse debt, net of current portion	9,491,527	9,032,734
Notes payable, net of current portion	3,156,555	3,123,617
Derivative liabilities- interest rate swap		265,804
Other long-term liabilities	553,464	553,464
Deferred revenue - license arrangement and 1603 Grant, net of current portion	1,936,954	1,967,839
Deferred revenue - power purchase contract	4,148,404	4,058,924
Deferred income taxes	42,000	42,000
Total long-term liabilities	19,328,904	19,044,382
REDEEMABLE PREFERRED MEMBERSHIP INTERESTS	2,518,450	2,518,450
REDEEMABLE CUMULATIVE PREFERRED STOCK OF SUBSIDIARY	1,630,000	1,580,000
Preferred Stock, 20,000,000 shares authorized
Common Stock - $.0001 par value; 100,000,000 shares authorized, 25,424,430 and 24,449,626 issued and 25,234,826 and 24,260,022 outstanding March 31, 2014 and December 31, 2013, respectively	2,503	2,445
Additional paid-in capital	9,694,608	9,348,324
Treasury stock, 189,604 shares held by the Company at March 31, 2014, and December 31, 2013	(218,965)	(218,965)
Accumulated deficit	(22,477,097)	(21,421,071)
Total equity attributable to Juhl Energy, Inc.	780,171	1,672,819
Noncontrolling interest in equity	1,044,091	1,410,327
Total stockholders' equity	1,824,262	3,083,146
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	30,173,572	32,287,718
Cash	1,351,950	1,280,681
Restricted cash	232,498	488,715
Accounts receivable and other current assets	1,804,477	3,046,678
Property and equipment, net	23,508,323	23,831,680
All other assets	2,139,890	1,857,370
TOTAL ASSETS	30,173,572	32,287,718
Total assets	30,173,572	32,287,718
Accounts payable and accrued expenses	1,335,941	1,305,447
Derivative liabilities		194,196
Deferred revenue- power purchase contract	4,148,404	4,058,924
Nonrecourse debt	875,739	834,555
Total current liabilities	4,871,956	6,061,740
Series A Convertivle Preferred Stock [Member]
Preferred Stock, 20,000,000 shares authorized
Preferred Stock	2,386,719	2,569,683
Series B Convertible Preferred Stock Member
Preferred Stock, 20,000,000 shares authorized
Preferred Stock	11,392,403	11,392,403
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash	487,555	119,734
Restricted cash		374,443
Accounts receivable, net of allowance for doubtful accounts	208,483	221,955
PROPERTY AND EQUIPMENT, Net	14,836,934	15,003,771
OTHER ASSETS
Total other assets	800,000	800,000
TOTAL ASSETS	16,332,972	16,519,903
Total assets	16,332,972	16,519,903
CURRENT LIABILITIES
Accrued liabilities	351,107	403,533
Derivative liabilities- interest rate swap		460,000
Current portion of nonrecourse debt	9,750,000	9,177,788
Total liabilities	10,135,576	10,071,918
LONG-TERM LIABILITIES
Deferred revenue - power purchase contract	34,469	30,597
Preferred Stock, 20,000,000 shares authorized
Cash	487,555	119,734
Restricted cash		374,443
Accounts receivable and other current assets	208,483	221,955
Property and equipment, net	14,836,934	15,003,771
All other assets	800,000	800,000
TOTAL ASSETS	16,332,972	16,519,903
Total assets	16,332,972	16,519,903
Accounts payable and accrued expenses	351,107	403,533
Derivative liabilities		460,000
Deferred revenue- power purchase contract	34,469	30,597
Nonrecourse debt	9,750,000	9,177,788
Total liabilities	$ 10,135,576	$ 10,071,918